Commitments and Contingencies - Summary of Breakdown and Changes in Provisions Whose Unfavorable Outcome is Probable (Detail) R$ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 BRL (R$)	Dec. 31, 2016 BRL (R$)
Disclosure of other provisions [line items]
Beginning balance	$ 1,565	R$ 5,177	R$ 3,929
Additions	3,218	10,644	6,733
Payments	(997)	(3,298)	(5,485)
Ending balance	$ 3,786	12,523	5,177
Labor [member]
Disclosure of other provisions [line items]
Beginning balance		492	1,378
Additions		383	570
Payments		(52)	(1,456)
Ending balance		823	492
Civil [member]
Disclosure of other provisions [line items]
Beginning balance		1,230	1,313
Additions		3,039	3,946
Payments		(3,246)	(4,029)
Ending balance		1,023	1,230
VAT taxes Brazil (PIS and COFINS) [member]
Disclosure of other provisions [line items]
Beginning balance		3,455	1,238
Additions		7,222	2,217
Ending balance		R$ 10,677	R$ 3,455